Financial Instruments and Risk Management (Foreign Currency Exchange Rate Risk) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (331.4)	$ (242.6)
Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on pre-tax earnings	14.5	10.0
Total financial instrument exposure to credit risk	(144.8)	(88.1)
Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact on pre-tax earnings	5.3	1.3
Total financial instrument exposure to credit risk	(48.0)	(12.2)
Cash and cash equivalents | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(18.9)	(25.0)
Cash and cash equivalents | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(11.8)	(12.4)
Equity securities | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(24.0)	(13.0)
Equity securities | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	0.0	0.0
Trade receivables | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(35.9)	(14.9)
Trade receivables | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(10.1)	(38.6)
Accounts Payable And Accrued Liabilities | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(153.6)	(124.1)
Accounts Payable And Accrued Liabilities | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(17.7)	(16.4)
Income Taxes Payable | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(3.2)	(0.1)
Income Taxes Payable | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(45.6)	(40.2)
Other Monetary (Liabilities) Assets | Currency risk | Canadian dollar
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	(66.8)	(16.8)
Other Monetary (Liabilities) Assets | Currency risk | Mexican peso
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total financial instrument exposure to credit risk	$ (6.6)	$ (6.6)